Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONS
Compensation of key management personnel
Key management personnel of the Company include its directors and executive officers. The compensation relating to key management personnel for the year ended December 31, 2023, recorded as general and administrative expenses was $7.3 million (year ended December 31, 2022 - $6.1 million) and share-based compensation costs were $19.4 million (year ended December 31, 2022 - $24.2 million)